Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories [abstract]
Details of inventories
	As at 31 December
	2018	2017

Fuel (coal and oil) for power generation	8,150,398	5,684,824
Material and supplies	1,824,000	1,869,462

	9,974,398	7,554,286
Less: provision for inventory obsolescence	430,707	168,875

Total	9,543,691	7,385,411

Movements of provision for inventory obsolescence during the years
Movements of provision for inventory obsolescence during the years are analyzed as follows:

	2018	2017

Beginning of the year	(168,875)	(167,282)
Provision*	(255,181)	(1,520)
Reversal	1,365	1,782
Disposal of subsidiaries	-	162
Currency translation differences	(8,016)	(2,017)

End of the year	(430,707)	(168,875)